SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Land	$ 25,615	$ 22,857
Buildings	60,577	54,026
Machinery and equipment	67,979	60,498
Assets in progress	6,713	6,661
Others	5,668	5,036
Total	166,552	149,078
Less accumulated depreciation	(55,427)	(47,433)
Total	$ 111,125	$ 101,645